Financial Risk Management, Objectives and Policies - Schedule of Changes in the Fair Value of Monetary Assets and Liabilities (Details) - Foreign Currency Risk [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in Exchange Rate +5 [Member]
Schedule of Changes in the Fair Value of Monetary Assets and Liabilities [Line Items]
Change in US$ rate	5.00%	5.00%
Effect on consolidated profit before tax	S/ (593)	S/ (1,845)
Change in Exchange Rate +10 [Member]
Schedule of Changes in the Fair Value of Monetary Assets and Liabilities [Line Items]
Change in US$ rate	10.00%	10.00%
Effect on consolidated profit before tax	S/ (1,186)	S/ (3,689)
Change in Exchange Rate -5 [Member]
Schedule of Changes in the Fair Value of Monetary Assets and Liabilities [Line Items]
Change in US$ rate	(5.00%)	(5.00%)
Effect on consolidated profit before tax	S/ 593	S/ 1,845
Change in Exchange Rate -10 [Member]
Schedule of Changes in the Fair Value of Monetary Assets and Liabilities [Line Items]
Change in US$ rate	(10.00%)	(10.00%)
Effect on consolidated profit before tax	S/ 1,186	S/ 3,689